Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	$ 2,885,007	$ 0
Cost of sales	(2,477,252)	0
Gross profit	367,550	0
General and administrative expenses	5,236,747	4,799,696
Loss from operations	(4,828,992)	(4,799,696)
Other income (expense)
Interest expense	(2,855,519)	(2,139,485)
Derivative expenses	0	(568,485)
Change in fair value of embedded derivative liabilities	(19,416,295)	213,923
Gain on debt settlement	209,604	0
Other income	992	0
Total other income (expense) - net	(22,061,219)	(2,494,047)
Net loss including noncontrolling interest	(26,890,210)	(7,293,743)
Less: net loss attributable to noncontrolling interest	0	(2)
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (26,890,210)	$ (7,293,743)
Net loss per share - basic and diluted	$ (.76)	$ (.22)
Weighted average number of common shares outstanding during the year - basic and diluted	35,409,521	33,644,359